Note 1	12 Months Ended
Dec. 31, 2021
Introduction Basis For The Presentation Of The Consolidated Financial Statements Internal Control Of Financial Information And Other Information [Abstract]
Disclosure of Introduction Basis For The Presentation Of The Consolidated Financial Statements Internal Control Of Financial Information And Other Information [Text Block]	Introduction, basis for the presentation of the Consolidated Financial Statements, Internal Control over Financial Reporting and other information Introduction
Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank”, “BBVA" or “BBVA, S.A.”) is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.
The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4 Bilbao) as noted on its web site (www.bbva.com).
In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, the “Group” or the “BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare Consolidated Financial Statements comprising all consolidated subsidiaries of the Group.
As of December 31, 2021, the BBVA Group had 205 consolidated entities and 45 entities accounted for using the equity method (see Notes 3 and 16 and Appendix I to V).
The Consolidated Financial Statements of the BBVA Group for the year ended December 31, 2021, have been authorized for issue on March 4, 2022.
Basis for the presentation of the Consolidated Financial Statements
The BBVA Group’s Consolidated Financial Statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the International Financial Reporting Standards endorsed by the European Union (“EU-IFRS”) applicable as of December 31, 2021, considering the Bank of Spain Circular 4/2017, and with any other legislation governing financial reporting which is applicable and with the format and mark-up requirements established in the EU Delegated Regulation 2019/815 of the European Commission.
The BBVA Group’s accompanying Consolidated Financial Statements for the year ended December 31, 2021 were prepared by the Group’s Directors (through the Board of Directors meeting held on February 9, 2022) by applying the principles of consolidation, accounting policies and valuation criteria described in Note 2, so that they present fairly the Group’s total consolidated equity and financial position as of December 31, 2021, together with the consolidated results of its operations and cash flows generated during the year ended December 31, 2021.
These Consolidated Financial Statements were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. Moreover, they include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the Group (see Note 2.2).
All effective accounting standards and valuation criteria with a significant effect in the Consolidated Financial Statements were applied in their preparation.
The amounts reflected in the accompanying Consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Some items that appear without a balance in these Consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.
The percentage changes in amounts have been calculated using figures expressed in thousands of euros.
Comparative information
The information included in the accompanying consolidated financial statements for the years ended December 31, 2020 and 2019, is presented in accordance with the applicable regulation, for the purpose of comparison with the information for the year ended December 31, 2021.
Sale of BBVA’s U.S. subsidiary
As mentioned in Note 3, in 2020, BBVA reached an agreement to sell its entire stake in BBVA USA Bancshares, Inc., which in turn owned all the capital stock of the bank BBVA USA, as well as other companies of the BBVA Group in the United States with activities related to this banking business. On June 1, 2021 and once the mandatory authorizations had been obtained, BBVA completed this sale (the USA Sale).
As required by IFRS 5 "Non-current assets held for sale and discontinued operations", the balances of assets and liabilities corresponding to such companies for sale were reclassified from their corresponding accounting headings to the headings "Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” respectively, in the consolidated balance sheet as of December 31, 2020. Similarly, as required by the aforementioned IFRS 5, the results generated by these companies for the first five months of 2021 and for 2020 are presented in the heading “Profit (loss) after tax from discontinued operations” of the consolidated income statement for such period, and in the heading "Non-current assets and disposal groups classified as held for sale" of the consolidated statements of recognized income and expense for 2021 and 2020, respectively. Additionally, the results corresponding to the year ended December 31, 2019 were reclassified, to facilitate the comparison between periods, to those same headings of the consolidated income statement and consolidated statement of recognized income and expense for that year. Finally, the total consideration received in cash for the USA Sale has been recorded under the heading of “Divestments - Non-current assets classified as held for sale and associated liabilities” of the consolidated statements of cash flows for the year ended December 31, 2021.
Note 21 shows a breakdown of the financial information of the companies sold in the United States for the dates and periods indicated.
(Reverse) Repurchase Agreements Recognition
Beginning in 2021, certain repurchase agreements and reverse repurchase agreements began to be presented on a net basis in the consolidated balance sheet. In order to make the information as of December 31, 2020 and 2019 comparable with the information as of December 31, 2021, the information as of December 31, 2020 and 2019 was adjusted by reducing Total assets and Total liabilities by €2,379 and €2,266 million in 2020 and 2019, respectively.
Seasonal nature of income and expenseThe nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.Management and impacts of the COVID-19 pandemic
In 2020, the COVID-19 pandemic had adverse effects on the Group's results and capital base. During 2021, the pandemic has continued to evolve with gradual improvements in the global economic conditions, mainly due to the vaccination progress against the coronavirus and the significant economic stimuli adopted by authorities, which have supported the improvement in the 2021 results of the Group. However, there are still uncertainties about the future final impact of the COVID-19 pandemic, mainly in consideration of the increasing number of infections caused by new variants of the coronavirus. The Group continuously monitors these changes and their impacts on the business.
The main impacts of COVID-19 pandemic in the BBVA Group's Consolidated Financial Statements are detailed in the following Notes:
–Note 1.6 includes information on the consideration of the COVID-19 pandemic in the estimates made.
–Note 7.1 details the main risks associated with the pandemic as well as information on its evolution and its impact in the macroeconomic forecasts.
–Note 7.2 includes information related to the initiatives carried out by the Group to help the most affected clients, jointly with the corresponding government measures. Likewise, it contains, among others, information regarding the level of activity and the amount corresponding to moratorium measures, both public and private, granted by the Group worldwide. Additionally, the measures applied to the treatment of forward looking information used in the calculation of expected losses are detailed.
–Note 7.5 presents information regarding the impact on liquidity and funding risk.
–Note 18.1 includes information concerning the impairment of the goodwill in the United States recorded during the first quarter of 2020, mainly due to the impact of COVID-19 in updating the macroeconomic scenario and the expected evolution of interest rates.
–Note 47 includes information on the impact of the update of the macroeconomic scenario affected by the COVID-19 pandemic mainly during the year ended December 31, 2020.
Responsibility for the information and for the estimates made
The information contained in the BBVA Group’s Consolidated Financial Statements is the responsibility of the Group’s Directors.
Estimates were required to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expense and commitments. These estimates relate mainly to the following:
–Loss allowances on certain financial assets (see Notes 7, 12, 13, 14 and 16).
–The assumptions used to quantify certain provisions (see Notes 23 and 24) and for the actuarial calculation of post-employment benefit liabilities and commitments (see Note 25).
–The useful life and impairment losses of tangible and intangible assets (see Notes 17, 18, and 21)
–The valuation of goodwill and price allocation of business combinations (see Note 18).
–The fair value of certain unlisted financial assets and liabilities (see Notes 7, 8, 10, 11, 12 and 13).
–The recoverability of deferred tax assets (see Note 19).
As mentioned above, in 2021, the pandemic has continued to evolve with gradual improvements in the global economic conditions, although there is still uncertainty about the final future impact (see Note 1.5). The increased uncertainty associated with the unprecedented nature of this pandemic has entailed greater complexity in developing reliable estimates and applying judgment.
Therefore, these estimates were made on the basis of the best available information on the matters analyzed, as of December 31, 2021. However, it is possible that events may take place in the future which could make it necessary to amend these estimations (upward or downward). Any such changes would be recorded prospectively, recognizing the effects of the change in estimation in the corresponding consolidated financial statements.
During 2021 there have been no significant changes in the estimates made as of December 31, 2020 and 2019, with the exception of those indicated in these Consolidated Financial Statements.
BBVA Group’s Internal Control over Financial Reporting
BBVA Group’s Consolidated Financial Statements are prepared under an Internal Control over Financial Reporting Model (ICFR). It provides reasonable assurance with respect to the reliability and the integrity of the consolidated financial statements. It is also aimed to support that the transactions are processed in accordance with the applicable laws and regulations.
The ICFR model is compliant with the control framework established in 2013 by the “Committee of Sponsoring Organizations of the Treadway Commission” (hereinafter, "COSO"). The COSO 2013 framework sets out five components that constitute the basis of the effectiveness and efficiency of the internal control systems:
–The establishment of an appropriate control framework.
–The assessment of the risks that could arise during the preparation of the financial information.
–The design of the necessary controls to mitigate the identified risks.
–The establishment of an appropriate system of information to detect and report system weaknesses.
–The monitoring over the controls to support they perform correctly and are effective over time.
The ICFR model is a dynamic model that continuously evolves over time to reflect the reality of the BBVA Group’s businesses and processes, as well as the risks and controls designed to mitigate them. It is subject to a continuous evaluation by the internal control units located in the different entities of BBVA Group.
These control units are integrated within the BBVA internal control model, defined and led by Regulation & Internal Control, and which is based in two pillars:
–A control system organized into three lines of defense that has been updated and strengthened, as described below:
a.The first line of defense (1LoD) is located within the business and support units, which are responsible for identifying risks associated with their processes, as well as for implementing and executing the necessary controls to mitigate them. The Risk Control Assurer (RCA) role was created to reinforce the adequate risk management in each area’s processes
b.The second line of defense (2LoD) comprises the specialized control units for each type of risk (Risk Control Specialists - RCS- among others Finance, Legal, IT, Third Party, Compliance or Processes). This second line defines the mitigation and control frameworks for their areas of responsibility across the entire organization and performs challenge to the control model (supervises the implementation and design of the controls and assesses their effectiveness).
c.The third line of defense (3LoD) is the Internal Audit unit, which conducts an independent review of the model, verifying the compliance and effectiveness of the model.
–A committee structure in the Group, called Corporate Assurance, which enables the escalation of possible weaknesses and internal control issues to the management at a Group level and also in each of the countries where the Group operates.
The Internal Control Finance (RCS Finance) units within Finance comply with a common and standard methodology established at the Group level, as set out in the following diagram:

The ICFR model is subject to annual evaluations by the Group’s Internal Audit Unit. It is also supervised by the Audit Committee of the Bank’s Board of Directors.
The BBVA Group is also required to comply with the Sarbanes-Oxley Act (hereafter “SOX”) as a registered company with the U.S. Securities and Exchange Commission (“SEC”). The main senior executives of the Group are involved in the design, compliance and implementation of the internal control model to make it effective and to support the quality and accuracy of the financial information.